Average Annual Total Returns - Classes ACS - DWS Massachusetts Tax-Free Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Massachusetts Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Massachusetts Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Massachusetts Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 18, 2001	1.52%	2.59%	3.87%	1.52%	2.56%	3.85%	1.66%	2.58%	3.74%	Jun. 18, 2001	3.61%	2.39%	3.38%	May 28, 1987	4.65%	3.42%	4.42%	5.21%	3.91%	4.63%	5.29%	3.68%	4.38%